2. Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table sets for the computation of basic and diluted earnings per share the six months ended September 30, 2020 and 2019:

	September 30, 2020	September 30, 2019
Basic and diluted
Net loss	$(1,764,859)	$(904,927)

Net loss per share
Basic	$(0.00)	$(0.00)
Diluted	$(0.00)	$(0.00)

Weighted average number of shares outstanding:
Basic & diluted	609,129,678	471,101,799

The following table sets for the computation of basic and diluted earnings per share the fiscal years ended March 31, 2020 and 2019:

	March 31, 2020	March 31, 2019
Basic and diluted
Net loss	$(1,337,347)	$(133,811)

Net loss per share
Basic and diluted	$(0.00)	$(0.00)

Weighted average number of shares outstanding:
Basic & diluted	505,458,544	337,444,728